Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

	December 31
	2022	2023
	US$	US$
Wages and bonus	53,987	37,881
Dividends	691	50,838
License fees and royalties	7,145	9,922
Research and development payable	9,355	15,953
Fixture	1,683	2,228
Lease liabilities – current portion	3,204	2,343
Equipment	2,311	1,523
Professional fees	3,986	8,380
Contract liabilities	6,909	6,438
Others	9,989	10,845

	99,260	146,351